Staff Expenses - Summary of Number of Employees (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis	51,504	51,943	57,553
Continuing operations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis	51,504	51,943	52,720
Discontinued operations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis			4,833
Netherlands [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis	13,141	13,660	17,238
Netherlands [member] | Continuing operations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis	13,141	13,660	14,586
Netherlands [member] | Discontinued operations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis			2,652
International [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis	38,363	38,283	40,315
International [member] | Continuing operations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis	38,363	38,283	38,134
International [member] | Discontinued operations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees at full time equivalent basis			2,181